NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2017
NET OPERATING REVENUE
NET OPERATING REVENUE

NOTE 37 — NET OPERATING REVENUE

	12/31/2017	12/31/2016	12/31/2015
		(reclassified)	(reclassified)
OPERATING INCOME
Generation
Power supply for distribution companies	14,698,137	12,885,622	12,310,243
Power supply for end consumers	2,554,279	2,945,506	3,571,809
Short-Term Electric Power	1,006,114	927,183	1,141,120
Revenue from operation and maintenance of renewed concessions	2,198,347	2,178,699	1,882,637
Revenue from construction of renewed plants	52,836	41,316	148,403
Financial Effect of Itaipu	626,135	(346,638)	234,425

	21,135,848	18,631,688	19,288,637

Transmission
Revenue from operation and maintenance of renewed lines	3,132,349	2,735,999	2,504,239
Revenue from operation and maintenance	265,471	239,691	191,372
Construction revenue	917,447	1,174,703	2,077,616
Financial - Return on Investment	1,139,816	805,708	838,087
Financial - Return on Investment - RBSE	4,922,827	28,600,553	—

	10,377,910	33,556,654	5,611,314

Distribution
Delivery/Supply of Electric Power	9,467,631	15,208,202	14,835,424
Short-Term Electric Power	724,961	314,833	670,432
Construction Revenue	782,068	1,165,611	1,011,518
CVA and other financial items	1,441,359	(339,405)	324,120

	12,416,019	16,349,241	16,841,494

Other revenues	2,060,479	2,450,329	1,484,431

	45,990,256	70,987,912	43,225,876

(-) Deductions from Operating Revenue

(-) ICMS	(2,249,541)	(4,000,750)	(3,877,677)
(-)PASEP and COFINS	(3,724,863)	(3,642,892)	(4,108,891)
(-) Sector charges	(1,986,659)	(2,983,323)	(2,721,655)
(-) Other Deductions (including ISS)	(153,169)	(44,944)	(336,810)

	(8,114,232)	(10,671,909)	(11,045,033)

Net operating revenue	37,876,024	60,316,003	32,180,843

On December 31, 2017, the Company was able to segregate the line “Short term electric power” for the distribution activity. Previously this item was being presented on the Generation column, now, it has moved to the distribution activity aiming at a better presentation. The same procedure was performed consistently for the years ended December 31, 2016 and 2015.

In 2016, ANEEL approved the remuneration of the electric power transmission assets existing on May 31, 2000, pursuant to the rules of Normative Resolution 589 (see note 2.1).

Accordingly, as as this remuneration represents the update of the financial asset which is part of the remuneration of the infrastructure to be operated and received within the term of the concession and, consistent with the practice followed by transmission companies in Brazil, the Company recognized in the item of Return on Investment, on December 31, 2016, the value of R$ 28,600,553 and, on the year ending December 31, 2017, the value regarding to the compensation correction of R$ 4,922,827.